Related Party Transactions	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions
9.	Related Party Transactions

a.

The Company charters two vessels to Teekay. In addition, Teekay and its wholly-owned subsidiary and the Company’s manager, Teekay Tankers Management Services Ltd. (or the Manager), provide commercial, technical, strategic and administrative services to the Company. In addition, certain of the Company’s vessels participate in pooling arrangements that are managed in whole or in part by subsidiaries of Teekay (collectively the Pool Managers). For additional information about these arrangements, please read “Item 7 – Major Shareholders and Related Party Transactions – Related Party Transactions – Pooling Agreements” in our Annual Report on Form 20-F for the year ended December 31, 2013. Amounts received and paid by the Company for such related party transactions for the periods indicated were as follows:

	Three Months Ended		Six Months Ended
	June 30, 2014	June 30, 2013	June 30, 2014	June 30, 2013
	$	$	$	$
Time-charter revenues (i)	3,671	3,671	7,302	7,302
Pool management fees and commissions (ii)	1,093	967	2,311	1,997
Commercial management fees (iii)	326	264	579	570
Vessel operating expenses - crew training	329	268	679	666
Vessel operating expenses - technical management fee (iv)	1,443	1,412	2,841	2,859
Strategic and administrative service fees	2,466	2,717	5,152	5,446

(i)	The Company charters-out the Pinnacle Spirit and Summit Spirit to Teekay under fixed-rate time-charter contracts, which expire in October of 2014.
(ii)	The Company’s share of the Pool Managers’ fees that are reflected as a reduction to net pool revenues from affiliates on the Company’s consolidated statements of income (loss).
(iii)

The Manager’s commercial management fees for vessels on time-charter out contracts and spot-traded vessels not included in the pool, which are reflected in voyage expenses on the Company’s consolidated statements of income (loss).

(iv)	The cost of ship management services provided by the Manager has been presented as vessel operating expenses.

b.

The Manager and other subsidiaries of Teekay collect revenues and remit payments for expenses incurred by the Company’s vessels. Such amounts, which are presented on the Company’s consolidated balance sheets in due from affiliates or due to affiliates, are without interest or stated terms of repayment. In addition, $5.4 million and $5.8 million were payable to the Manager as at June 30, 2014 and December 31, 2013, respectively, for reimbursement of the Manager’s crewing and manning costs to operate the Company’s vessels and such amounts are included in due to affiliates on the consolidated balance sheets. The amounts owing from the Pool Managers for monthly distributions are reflected in the consolidated balance sheets as pool receivables from affiliates, are without interest and are repayable upon the terms contained within the applicable pool agreement. In addition, the Company had advanced $20.4 million and $20.3 million as at June 30, 2014 and December 31, 2013, respectively, to the Pool Managers for working capital purposes. These amounts, which are reflected in the consolidated balance sheets in due from affiliates, are without interest and are repayable when applicable vessels leave the pools.

c.

In April 2010, when the Company purchased the Kaveri Spirit from Teekay, Teekay provided an indemnification to the Company for the costs required to repair heating coils on the Suezmax tanker. During the first quarter of 2014, the repairs were performed to coincide with the scheduled drydocking of the vessel. The Company received $1.3 million as indemnification from Teekay, which was treated as a reduction to the purchase price originally paid by the Company for the vessel.